INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Schedule of components of current and deferred income tax expense (income)
The following table specifies the current and deferred tax components of income taxes in the income statement:

Amounts in $ ‘000	2024	2023	2022
Income tax expense
Current tax
Current tax on profit for the year	(9,287)	(5,343)	(3,761)
Adjustments for current tax of prior periods	315	241	(9)
Total current tax credit (expense)	(8,972)	(5,102)	(3,770)

Deferred income tax
Deferred tax on profit for the year	7,469	6,639	2,581
Adjustments for deferred tax of prior periods	(1,846)	(73)	(124)
Total deferred tax credit (expense)	5,623	6,566	2,457
Income tax credit (expense)	(3,349)	1,464	(1,313)

Schedule of reconciliation of statutory income tax rate with effective income tax rate	The following table reconciles the tax credit (expense) at the statutory rate to actual credit (expense) for the year in the consolidated income statement:

Amounts in $ ‘000	2024	2023	2022
Reconciliation of tax charge
Profit, (loss) before taxation	(8,492)	(12,012)	14,987
Profit, (loss) multiplied by standard rate of tax in The Netherlands	2,190	3,099	(3,866)

Effects of:
Tax rate in other jurisdictions	999	1,123	554
Non-taxable income	657	6	2,680
Non deductible expenses	(1,527)	(266)	(7)
Share based payments	(2,510)	(2,022)	(531)
Adjustments of prior periods	(1,531)	168	15
Change in statutory applicable tax rate	—	—	(1)
(De)recognition of deferred tax assets	(333)	—	—
U.S. State taxes and other	(1,294)	(644)	(157)
Income tax credit (expense) for the year	(3,349)	1,464	(1,313)

Schedule of balances of net deferred tax assets (liabilities)
The balance of the net deferred tax assets/(liabilities) is therefore shown below:

Amounts in $ ‘000	2024	2023
Total deferred tax assets	41,923	37,863
Total deferred tax liabilities	(11,379)	(8,102)
Total net deferred tax assets /(liabilities)	30,544	29,761

Schedule of significant components and annual movements of deferred income tax assets and liabilities
The significant components and annual movements of deferred income tax assets as of December 31, 2024, and December 31, 2023, are as follows:

Amounts in $ ‘000	2024	2023
Intangible assets	3,289	2,183
Lease liabilities	6,292	7,063
Accruals	4,015	4,151
Unrealized profit in inventory	10,498	8,453
Other	5,923	3,484
Tax losses	11,906	12,529
Total deferred tax assets	41,923	37,863

Amounts in $ ‘000	Intangible assets	Lease liabilities	Accruals	Unrealized profit in inventory	Other	Tax losses	Total
At January 1, 2023	9,876	7,042	2,026	3,176	3,545	3,546	29,211
(Charged)/credited
- to profit or loss	(7,806)	(177)	2,103	5,077	566	8,702	8,465
- other movement	—	(19)	22	—	(192)	—	(189)
- to accumulated deficit	—	—	—	—	(457)	—	(457)
- currency translation	113	217	—	200	22	281	833
At December 31, 2023	2,183	7,063	4,151	8,453	3,484	12,529	37,863
(Charged)/credited
- to profit or loss	1,107	(371)	(133)	1,811	3,076	(416)	5,074
- other movement	—	—	—	—	—	—	—
- to accumulated deficit	—	—	—	847	(626)	540	761
- currency translation	(1)	(400)	(3)	(613)	(11)	(747)	(1,775)
At December 31, 2024	3,289	6,292	4,015	10,498	5,923	11,906	41,923
The component and annual movement of deferred income tax liabilities as of December 31, 2024 and December 31, 2023, are as follows:

Amounts in $ ‘000	2024	2023
Tangible fixed assets	(2,916)	(4,865)
Convertible bonds	(5,067)	—
Other liabilities	(3,396)	(3,237)
Total deferred tax liabilities	(11,379)	(8,102)

Amounts in $ ‘000	Tangible fixed assets	Convertible bonds	Other liabilities	Total
At January 1, 2023	(6,238)	—	—	(6,238)
(Charged)/credited
- to profit or loss	1,516	—	(3,414)	(1,898)
- other movement	13	—	178	191
- to other comprehensive income	—	—	—	—
- currency translation	(156)	—	(1)	(157)
At December 31, 2023	(4,865)	—	(3,237)	(8,102)
(Charged)/credited
- to profit or loss	1,749	(1,038)	(160)	551
- other movement	—	—	—	—
- to other comprehensive income	—	(4,251)	—	(4,251)
- currency translation	200	222	1	423
At December 31, 2024	(2,916)	(5,067)	(3,396)	(11,379)